Condensed Financial Information of New Borun	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of New Borun
Condensed Financial Information of New Borun

20.Condensed Financial Information of New Borun

The condensed financial statements of New Borun (the “Registrant”) have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Registrant’s subsidiaries registered in the PRC are restricted in their ability to transfer certain of their net assets to the Registrant in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,135,800,419 and RMB  1,148,685,884 ($176,895,079)  as of December 31, 2014 and 2015, respectively.

The condensed financial information of the Registrant represents as follows:

CONDENSED BALANCE SHEETS

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	128	136	21
Amounts due from subsidiaries	244,532,160	244,532,160	37,657,410

Total current assets	244,532,288	244,532,296	37,657,431
Investments in subsidiaries	1,431,816,950	1,560,620,633	240,332,117

Total assets	1,676,349,238	1,805,152,929	277,989,548

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,681	4,968	767

Total current liabilities and total liabilities	4,681	4,968	767

Total shareholders’ equity	1,676,344,557	1,805,147,961	277,988,781

Total liabilities and shareholders’ equity	1,676,349,238	1,805,152,929	277,989,548

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	(5,188)	—	—	—

Loss from operations	(5,188)	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	79,533,497	79,210,649	128,854,649	19,843,330

Income before income tax expense	79,528,309	79,210,649	128,854,649	19,843,330
Income tax expense	—	—	—	—

Net income	79,528,309	79,210,649	128,854,649	19,843,330

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by/(used in) operating activities	(5,332)	—	8	1
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	(34)	—	—	—

Net increase/(decrease) in cash	(5,366)	—	8	1
Cash—beginning of year	5,494	128	128	20

Cash—end of year	128	128	136	21

NOTES TO CONDENSED FINANCIAL STATEMENTS

Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Registrant has used equity method to account for its investments in subsidiaries.

Investments in subsidiaries

The Registrant records its investments in its subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investment—Equity Method and Joint Ventures”. The Registrant’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries less impairment loss, if any, since inception, and are presented on the Registrant’s balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ income or loss as “Equity in earnings (loss) of subsidiaries”, on the Registrant’s statements of income and comprehensive income.

The Company’s subsidiaries did not distribute any dividend to the Registrant for the years ended December 31, 2013, 2014 and 2015.